N-2 - $ / shares	Sep. 01, 2022	Jun. 30, 2022	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key	0000832327
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	BLACKROCK INCOME TRUST, INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
BlackRock Income Trust, Inc.’s (BKT) (the “Fund”)
	investment objective is to manage a portfolio of high-quality securities to achieve both preservation of capital and high monthly income. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in mortgage-backed securities. The Fund invests at least 80% of its assets in securities that are (i) issued or guaranteed by the U.S. government or one of its agencies or instrumentalities or (ii) rated at the time of investment either AAA by S&P Global Ratings or Aaa by Moody’s Investors Service, Inc. The Fund may invest directly in such securities or synthetically through the use of derivatives.
Share Price [Table Text Block]	Market Price and Net Asset Value Per Share Summary

	06/30/22	12/31/21	Change	High	Low

Closing Market Price	$4.54	$5.65	(19.65)%	$5.65	$4.34
Net Asset Value	4.85	5.65	(14.16)	5.65	4.66

Lowest Price or Bid		$ 4.34
Highest Price or Bid		5.65
Lowest Price or Bid, NAV		4.66
Highest Price or Bid, NAV		5.65
Latest Share Price		4.54	$ 5.65
Latest NAV		$ 4.85	$ 5.65
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		200,000,000
Outstanding Security, Held [Shares]		63,912,834